Bucksport Energy Asset Investment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Jointly Owned Utility Plant Interests [Line Items]
Other receivables	$ 93,972	$ 104,498		$ 100,888
Current liabilities	(182,032)	(224,057)		(220,936)
Jointly Owned Utility Plant
Jointly Owned Utility Plant Interests [Line Items]
Other receivables		281		413
Other assets		214	[1]	220	[1]
Property, plant, and equipment		10,692		10,697
Accumulated depreciation		(4,668)		(3,971)
Net property, plant, and equipment		6,024		6,726
Current liabilities		$ (83)		$ (159)

[1]	(1) Represents primarily restricted cash which may be used only to fund the ongoing energy operations of this investment.